Lease (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Sep. 12, 2019
Movements in right-of-use assets
As at July 1, 2019	¥ 517,609
Lease modification	(1,038)	¥ 131,634
Depreciation of right-of-use assets	(27,778)	(24,675)	¥ 0
As at June 30, 2020	502,813	517,609
Leases recognized in profit or loss
Depreciation of right-of-use assets	27,778	24,675	0
Interest on lease liabilities	1,151	3,435
Expense relating to short-term leases	565	53
Expense relating to leases of low-value assets, excluding short-term leases of low-value assets	342	511
Gain on derecognition of a lease contract		39
Gain on Lease modification	82
Amounts included in the statement of cash flow for leases
Within operating cash flows	2,054	826
Within investing cash flows		524,996
Within financing cash flows	4,773	6,895
Amount included in cash flows	6,827	532,717
lease prepayments				¥ 524,996
lease liabilities and the movements
As at July 1, 2019	20,502
Accretion of interest recognized during the year	1,379	4,363
As at June 30, 2020	35,754	20,502
Analyzed into:
Current portion	5,233	1,753
Non-current portion	30,521	18,749
Discontinued operations.
Movements in right-of-use assets
As at July 1, 2019	103,143
Depreciation of right-of-use assets	(5,871)	(5,810)
As at June 30, 2020	97,053	103,143
Leases recognized in profit or loss
Depreciation of right-of-use assets	5,871	5,810
Interest on lease liabilities	433	1,370	208
Amounts included in the statement of cash flow for leases
Within operating cash flows	907	564
Within investing cash flows	0	103,813
Within financing cash flows	758	5,140
Amount included in cash flows	1,665	109,517
lease liabilities and the movements
Accretion of interest recognized during the year	228	928
Analyzed into:
Current portion	159	133
Non-current portion	4,325	4,881
Aggregate continuing and discontinued operations [member]
Movements in right-of-use assets
As at July 1, 2019	517,609	411,115
Additions - new leases	19,809	9,571
Lease modification	(1,038)	131,634
Depreciation of right-of-use assets	(33,649)	(30,485)	0
Derecognition of a lease contract due to termination		(4,226)
As at June 30, 2020	502,813	517,609	411,115
Leases recognized in profit or loss
Depreciation of right-of-use assets	33,649	30,485	0
Gain on derecognition of a lease contract		39
lease liabilities and the movements
As at July 1, 2019	20,502	411,090
New leases	19,684	9,571
Lease modification	956	131,634
Accretion of interest recognized during the year	1,379	4,363
Payments	(4,773)	(531,891)
Derecognition of a lease contract due to termination		(4,265)
As at June 30, 2020	35,754	20,502	¥ 411,090
Analyzed into:
Current portion	5,233	1,753
Non-current portion	¥ 30,521	¥ 18,749
Maximum [member]
Amounts included in the statement of cash flow for leases
Lease agreements, initial terms	20 years
Minimum [member]
Amounts included in the statement of cash flow for leases
Lease agreements, initial terms	3 years